WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.6%
Alabama - 1.7%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$6,515,000	$6,942,633	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	0.700%	4/1/24	5,000,000	5,056,301	(a)(b)
Project #2, Series A	4.000%	6/1/24	1,580,000	1,702,803	(a)(b)
Project #2, Series B, (1 mo. USD LIBOR x 0.670 + 0.850%)	0.908%	6/1/24	1,000,000	1,009,235	(a)(b)

Total Alabama				14,710,972

Alaska - 0.4%
Alaska State, AK, International Airports System Revenue, Series C, Refunding	5.000%	10/1/25	1,975,000	2,291,103	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/25	700,000	805,376

Total Alaska				3,096,479

Arizona - 3.6%
Arizona IDA Revenue:
Lincoln South Beltway Project, Series 2020	5.000%	2/1/23	2,250,000	2,370,589
Lincoln South Beltway Project, Series 2020	5.000%	8/1/23	2,500,000	2,689,245
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	5,510,000	5,709,644	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	4,380,000	4,842,200	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	5,961,945
Maricopa County, AZ, IDA Revenue:
Banner Health Obligation, Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.380%)	0.430%	10/18/22	2,365,000	2,365,982	(a)(b)
Solid Waste Disposal, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,035,298	(a)(b)(c)
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,994,200	(a)(b)

Total Arizona				30,969,103

California - 2.4%
Anaheim, CA, Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	5,350,000	5,301,691

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.280%)	0.330%	4/1/24	$2,000,000	$2,003,750	(a)(b)
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	1,600,000	1,626,893	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.750%	6/1/26	1,500,000	1,523,462	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	0.700%	12/1/23	2,500,000	2,509,924	(a)(b)(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,628,012	(a)(b)(d)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	1,000,000	1,009,233	(d)
California State Public Works Board Revenue:
Department of State Hospitals, Coalinga State Hospital, Series E, Refunding	5.000%	6/1/25	1,965,000	2,098,407
Various Capital Projects, Series H, Refunding	5.000%	12/1/24	1,500,000	1,704,973
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series B	5.000%	5/15/25	540,000	624,171
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	750,000	750,000

Total California				20,780,516

Colorado - 2.1%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding, Joint Refunding	5.000%	12/1/26	6,135,000	6,422,138
City & County of Denver, CO, Airport System Revenue:
Series D, Refunding	5.000%	11/15/22	2,500,000	2,610,630	(a)(b)
Subordinated, Series A	5.500%	11/15/27	2,480,000	2,719,625	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	4,025,000	4,591,888	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,000,000	2,083,753	(a)(b)

Total Colorado				18,428,034

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 7.1%
Bridgeport, CT, GO, Series D, AGM, Unrefunded	5.000%	8/15/22	$885,000	$914,311
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	836,354
Connecticut State, GO:
GAAP Conversion Bonds, Series A	5.000%	10/15/25	4,200,000	4,562,909
Series A	3.000%	1/15/24	1,250,000	1,320,028
Series A	5.000%	1/15/27	180,000	219,027
Series B	5.000%	4/15/25	2,520,000	2,564,115
Series C	5.000%	6/15/23	1,095,000	1,174,528
Series E	5.000%	9/15/23	4,510,000	4,676,512
Series E	5.000%	9/15/26	4,630,000	4,801,332
Series E	5.000%	8/1/28	5,065,000	5,866,682
SIFMA Index, Series A, (SIFMA Municipal Swap Index Yield + 0.900%)	0.950%	3/1/23	1,600,000	1,609,914	(b)
SIFMA Index, Series A, (SIFMA Municipal Swap Index Yield + 0.950%)	1.000%	3/1/24	2,225,000	2,251,398	(b)
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	1.100%	3/1/23	4,325,000	4,359,881	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,250,000	6,269,961
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	7,265,000	8,150,065
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,655,000	3,843,268
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,615,000	5,903,599
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,391,900

Total Connecticut				60,715,784

Delaware - 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	1,015,691	(a)(b)

District of Columbia - 0.6%
District of Columbia, GO, Series D	5.000%	6/1/32	2,665,000	3,212,644
Metropolitan Washington Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/25	1,500,000	1,740,078	(c)

Total District of Columbia				4,952,722

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 2.1%
Broward County, FL, Airport System Revenue, Series P-1, Refunding	5.000%	10/1/23	$1,435,000	$1,489,941	(c)
Broward County, FL, Port Facilities Revenue, Series B, Refunding	5.000%	9/1/22	990,000	993,831	(c)
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding, AGM	5.000%	7/1/26	1,515,000	1,816,492
Senior Lien, Series A, Refunding	5.000%	7/1/29	1,500,000	1,782,045
Florida State Municipal Power Agency Revenue, St. Lucie Project, Series A, Refunding	5.000%	10/1/26	1,340,000	1,392,895
Jacksonville, FL, Revenue:
Series 2012, Sales Tax Refunding	5.000%	10/1/27	3,580,000	3,722,637
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,126,793
Series B, Refunding	5.000%	10/1/23	1,000,000	1,086,734
Series B, Refunding	5.000%	10/1/24	2,630,000	2,969,827
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B, (SIFMA Municipal Swap Index Yield + 0.375%)	0.425%	7/1/24	1,500,000	1,499,962	(a)(b)(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	244,377	(e)

Total Florida				18,125,534

Georgia - 0.5%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series A, Refunding	5.000%	1/1/26	3,055,000	3,341,094
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,197,832

Total Georgia				4,538,926

Illinois - 8.9%
Chicago, IL, Board of Education Unlimited Tax, GO, Dedicated Revenues, Series B, Refunding	5.000%	12/1/22	500,000	522,630
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,035,000	4,050,580	(c)(f)
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,391,586	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/24	1,045,000	1,145,153
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,011,584	(c)(f)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,280,000	5,547,243
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	1,520,000	1,784,256

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	$1,600,000	$1,606,092	(c)
Series C, Refunding	5.000%	1/1/23	1,045,000	1,097,658	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,803,308
Series C, Refunding	5.000%	1/1/24	2,750,000	2,760,675
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	585,597
Illinois State Finance Authority Revenue:
Series 2019, Refunding, (1 mo. USD LIBOR x 0.680 + 0.500%)	0.559%	9/1/22	4,670,000	4,670,138	(a)(b)
Series B-2, Refunding	5.000%	11/15/26	4,500,000	5,321,729	(a)(b)
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/24	2,555,000	2,633,334
Series 2016	5.000%	11/1/23	2,905,000	3,153,678
Series A, Refunding	5.000%	10/1/27	4,000,000	4,834,508
Series C, Refunding	4.000%	3/1/23	3,500,000	3,656,767
Series D	5.000%	11/1/27	3,090,000	3,739,321
Series of May 2014	5.000%	5/1/25	2,000,000	2,205,459
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	2,500,000	2,600,408	(e)
Sales Tax Securitization Corp. Revenue:
Second Lien, Series A	5.000%	1/1/25	2,065,000	2,337,926
Series A	5.000%	1/1/26	6,525,000	7,627,783
University of Illinois Revenue, Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,252,273

Total Illinois				76,339,686

Indiana - 4.0%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	993,084
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,652,370
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,392,899	(a)(b)
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,025,000	2,264,457

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	$2,895,000	$3,377,929	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	6,000,000	6,257,721	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	15,670,000	18,693,642	(a)(b)(c)

Total Indiana				34,632,102

Iowa - 0.5%
Iowa State Finance Authority:
Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	375,000	380,299
Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	2,405,000	2,422,474	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	623,016
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	0.375%	6/1/30	570,000	570,269

Total Iowa				3,996,058

Kansas - 2.3%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,575,000	3,001,601
Series C-2, (1 mo. USD LIBOR x 0.700 + 0.350%)	0.410%	9/1/22	2,750,000	2,754,044	(b)
Series C-3, (1 mo. USD LIBOR x 0.700 + 0.400%)	0.460%	9/1/23	13,750,000	13,778,586	(b)

Total Kansas				19,534,231

Kentucky - 4.0%
Ashland, KY:
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/23	600,000	631,200
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	628,807
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,050,000	2,323,048	(a)(b)
Series C	4.000%	6/1/25	15,130,000	16,697,360	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,802,551

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Norton Healthcare Inc., Series C	5.000%	10/1/26	$2,000,000	$2,401,502	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Revenue, Series A, Refunding	1.300%	5/1/23	6,900,000	6,980,886	(c)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	3,207,757

Total Kentucky				34,673,111

Louisiana - 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	4,010,358	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	2,450,000	2,500,291	(a)(b)
Louisiana State Stadium & Exposition District, Revenue, BAN	4.000%	7/3/23	1,325,000	1,383,624
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	1,750,000	1,809,556	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,466,682	(a)(b)

Total Louisiana				11,170,511

Massachusetts - 0.8%
Massachusetts State Bay Transportation Authority Revenue, Subordinated Sales Tax, Series A-1, Refunding	5.000%	7/1/24	1,500,000	1,678,891
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	410,723
Massachusetts State Port Authority Revenue, Series C	5.000%	7/1/25	4,105,000	4,737,283	(c)

Total Massachusetts				6,826,897

Michigan - 3.0%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,915,792
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,601,492
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,699,423
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,903,636
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water and Sewage Department, Senior Lien, Series D-1, Refunding	5.000%	7/1/23	1,500,000	1,607,773
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,225,000	1,237,637

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	$1,000,000	$1,139,406	(a)(b)
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,712,623
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,333,378	(a)(b)(c)
Graphic Packaging International, LLC Coated Recylced Board Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	2,235,064	(a)(b)(c)
Wayne County, MI, Airport Authority Airport Revenue:
Series A, Refunding	5.000%	12/1/22	4,645,000	4,689,482	(c)
Series C, Refunding	5.000%	12/1/24	2,550,000	2,895,178
Series C, Refunding	5.000%	12/1/24	1,055,000	1,197,809

Total Michigan				26,168,693

Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	682,653

Missouri - 0.1%
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,000,000	1,184,051

Montana - 0.2%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	0.500%	9/1/23	1,800,000	1,804,388	(a)(b)

Nebraska - 1.0%
Central Plains, NE, Energy Project, Gas Supply Revenue, Refunding, LIQ -Royal Bank of Canada	4.000%	8/1/24	2,250,000	2,462,507
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	5,013,771	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,210,013	(a)(b)(c)

Total Nebraska				8,686,291

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.3%
Clark County, NV, Airport System Revenue, Junior Subordinate Lien Notes, Series B, Refunding	5.000%	7/1/24	$1,850,000	$2,057,454	(c)
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	800,000	812,881	(d)

Total Nevada				2,870,335

New Jersey - 6.8%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	2,250,000	2,250,355
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,703,932
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,372,063	(a)(b)(c)
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.600%	9/1/27	1,600,000	1,618,825	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	2,305,000	2,331,951
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	3,010,000	3,179,734
Transportation Project Sublease, Transit Corp. Projects, Series B, Refunding	5.000%	11/1/22	1,000,000	1,042,849
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding,
Series A	5.000%	6/15/24	2,025,000	2,252,739
Series AA	5.000%	6/15/25	2,000,000	2,256,498	(e)
Series AA	5.000%	6/15/26	5,895,000	6,308,052
Transportation System, Series A	5.750%	6/15/24	35,000	39,510
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	3,846,310
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,152,829
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding, (1 mo. USD LIBOR x 0.700 + 0.700%)	0.760%	1/1/24	4,000,000	4,025,874	(b)
Series D-1, Refunding, (1 mo. USD LIBOR x 0.700 + 0.700%)	0.760%	1/1/24	12,250,000	12,329,286	(b)
Series D-3, Refunding, (1 mo. USD LIBOR x 0.700 + 0.600%)	0.660%	1/1/23	2,000,000	2,002,798	(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Orange Township, NJ, GO:
AGM, State Aid Withholding, Refunding	4.000%	12/1/23	$856,000	$917,874
AGM, State Aid Withholding, Refunding	4.000%	12/1/24	925,000	1,021,244
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,514,662

Total New Jersey				58,167,385

New Mexico - 0.3%
Farmington, NM, PCR, Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	3,028,306	(a)(b)

New York - 13.9%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.750%)	0.810%	10/1/23	4,000,000	4,011,579	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.750%)	0.810%	10/1/23	4,500,000	4,513,043	(a)(b)
Mandatory Tender Bonds, Series B, Refunding	1.500%	9/1/26	4,580,000	4,697,672	(a)(b)
Series B, Refunding	1.650%	9/1/24	4,000,000	4,102,178	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	6,402,102	(a)(b)
MTA, NY, Transportation Revenue, Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	0.500%	11/15/22	5,500,000	5,509,506	(a)(b)
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD	5.000%	8/1/23	2,050,000	2,205,801
New York City, NY, GO:
Series A, Refunding	5.000%	8/1/27	1,485,000	1,720,131
Step bond, Subseries F-4, (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	15,250,000	17,539,493	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	9,000,000	8,939,244	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	1,063,236
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series BB, Subseries BB-2, Refunding	5.000%	6/15/27	2,000,000	2,354,901
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	163,299
Subordinated, Subseries B-1	5.000%	8/1/28	2,915,000	3,257,530

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Transportation Development Corp. Revenue:
Amern Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	$3,000,000	$3,110,671	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	920,000	997,474	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/24	2,500,000	2,806,532	(c)
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/22	900,000	940,087
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/23	1,000,000	1,086,088
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/24	750,000	843,386
New York State Thruway Authority Revenue:
Series K, Refunding	5.000%	1/1/28	4,985,000	5,655,317
Series K, Refunding	5.000%	1/1/30	2,715,000	3,071,164
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/25	6,000,000	6,367,734
Port Authority of New York & New Jersey Revenue:
Consolidated Series 177	5.000%	7/15/22	2,825,000	2,907,740	(c)
Consolidated Series 177	5.000%	7/15/25	1,015,000	1,065,938	(c)
Consolidated Series 178	5.000%	12/1/24	4,500,000	4,904,347	(c)
Consolidated Series 184	5.000%	9/1/25	1,535,000	1,729,198
Consolidated Series 195	5.000%	10/1/25	3,905,000	4,542,877	(c)
Consolidated Series 207	5.000%	9/15/25	10,375,000	12,052,537	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	368,251	(c)

Total New York				118,929,056

North Carolina - 2.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	1/15/48	2,000,000	2,001,268	(b)
North Carolina State HFA Revenue, Series A, Refunding	2.000%	1/1/22	1,395,000	1,396,763	(c)
North Carolina State Medical Care Commission Hospital Revenue, CaroMont Health, Series B	5.000%	2/1/26	1,785,000	2,103,228	(a)(b)
North Carolina State Turnpike Authority Revenue:
Anticipation Notes	5.000%	2/1/24	8,440,000	9,224,041

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Senior Lien, Refunding	5.000%	1/1/23	$800,000	$840,044
Senior Lien, Refunding	5.000%	1/1/25	575,000	649,113
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding, (1 mo. USD LIBOR x 0.670 + 0.125%)	0.183%	11/9/22	6,500,000	6,501,199	(a)(b)

Total North Carolina				22,715,656

Ohio - 1.1%
American Municipal Power Inc., OH, Revenue, Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,100,000	3,139,861	(a)(b)
Cleveland, OH, Airport System Revenue, Series A, Refunding	5.000%	1/1/25	1,250,000	1,413,161	(c)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,626,013	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Series A, Refunding, (1 mo. USD LIBOR x 0.700 + 0.420%)	0.480%	12/1/21	1,250,000	1,250,000	(a)(b)

Total Ohio				9,429,035

Oklahoma - 1.3%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	10,880,000	10,945,151	(c)

Oregon - 0.1%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	1,032,027	(a)(b)

Pennsylvania - 7.8%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	335,000	389,871
GO, Series 2014	5.000%	6/15/24	635,000	708,636
GO, Series 2016	5.000%	9/15/28	2,365,000	2,834,966
GO, Series D	3.250%	8/15/26	7,180,000	7,849,694
General Authority of Southcentral Pennsylvania, Series B, (SIFMA Municipal Swap Index Yield + 0.600%)	0.650%	6/1/24	1,500,000	1,508,273	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,675,000	3,709,016	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,911,654	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority:
Pollution Control Revenue, PPL Electric Utilities Corp. Project, Refunding	0.400%	10/1/23	$2,500,000	$2,496,448
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	903,611
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,360,099
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,504,808	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,333,900	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A, (SIFMA Municipal Swap Index Yield + 0.400%)	0.450%	6/3/24	1,500,000	1,500,438	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/23	900,000	949,650	(e)
Series B, Refunding	5.000%	8/15/24	1,000,000	1,093,734	(e)
Series B, Refunding	5.000%	8/15/25	900,000	1,017,396	(e)
Series B, Refunding	5.000%	8/15/26	1,000,000	1,163,707	(e)
Pennsylvania State Turnpike Commission Revenue:
Series 2019, Refunding	5.000%	12/1/24	1,640,000	1,864,104
Series A, Refunding	4.000%	12/1/26	635,000	736,131
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	0.650%	12/1/23	2,000,000	2,021,471	(b)
Series A-2, Refunding	5.000%	12/1/24	4,285,000	4,870,540
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.750%	12/1/23	13,500,000	13,552,676	(b)
Series C, Refunding	5.000%	12/1/26	1,300,000	1,570,690
Philadelphia, PA, Pennsylvania Airport Revenue, Refunding	5.000%	7/1/24	1,000,000	1,112,137	(c)

Total Pennsylvania				66,963,650

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 2.5%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ -Royal Bank of Canada	4.000%	2/1/24	$16,790,000	$17,979,848	(a)(b)
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,000,000	3,132,493	(c)

Total South Carolina				21,112,341

Tennessee - 2.0%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	6,155,000	6,438,382	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	10,526,636	(a)(b)

Total Tennessee				16,965,018

Texas - 8.0%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,736,729
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF-GTD	0.280%	8/15/24	6,715,000	6,656,837	(a)(b)
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	558,261
El Paso, TX, ISD, GO	2.000%	8/1/23	1,250,000	1,283,308	(a)(b)
Fort Bend, TX, ISD:
GO, Series B, Refunding	0.720%	8/1/26	1,000,000	998,654	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,195,000	1,213,344	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF- GTD	0.600%	8/17/26	1,000,000	993,322	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,327,587
Harlandale, TX, ISD, GO, Refunding, PSF - GTD	0.750%	8/15/25	2,900,000	2,901,619	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,030,000	3,552,651
Lower Colorado River, TX, Authority Revenue, Series B, Refunding	5.000%	5/15/24	1,390,000	1,543,280
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,756,698	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/27	6,340,000	6,926,792
Series A, Refunding	5.000%	1/1/30	1,000,000	1,131,184
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	2,840,000	2,919,493	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,411,605	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
San Antonio, TX, Electric and Gas Revenue:
Junior Lien	2.750%	12/1/22	$2,575,000	$2,637,348	(a)(b)
Junior Lien	1.750%	12/1/25	4,100,000	4,288,617	(a)(b)
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/23	485,000	498,332	(a)(b)(f)
GO, Series B, PSF - GTD	2.000%	8/1/23	3,515,000	3,608,068	(a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp I., Gas Supply Revenue, Senior Lien, Series B, (3 mo. USD LIBOR x 0.670 + 0.700%)	0.778%	12/15/26	2,750,000	2,771,213	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	4,560,441
Texas State Municipal Power Agency Revenue, Transmission System, Refunding, AGM	3.000%	9/1/24	750,000	801,577
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,490,950
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,484,948	(a)(b)
Texas State Water Development Board Revenue, Water Implementation, Series A	5.000%	10/15/30	2,955,000	3,455,503

Total Texas				68,508,361

Utah - 0.1%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/32	505,000	606,699	(c)

Vermont - 0.3%
University of Vermont & State Agricultural College, Revenue, Series 2015, Refunding	5.000%	10/1/27	1,895,000	2,206,046

Virginia - 0.9%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien, Series A	5.000%	7/1/26	760,000	907,820
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,035,000	1,036,292
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	1,023,046	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series 2009 A	0.750%	9/2/25	2,650,000	2,673,899	(a)(b)
York County, VA, PCR, Virginia Electric & Power,
EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,046,092	(a)(b)

Total Virginia				7,687,149

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 2.8%
Central Puget Sound Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds, (SIFMA Municipal Swap Index Yield + 2.000%)	0.240%	11/1/26	$2,000,000	$2,020,213	(a)(b)
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	3,575,000	4,095,193	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,874,806	(c)
Refunding	5.000%	6/1/23	1,085,000	1,159,847	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.250%)	0.300%	11/1/26	1,000,000	1,009,004	(a)(b)
Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	0.540%	11/1/23	3,000,000	3,011,106	(a)(b)
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	0.540%	11/1/23	3,405,000	3,417,605	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (1 mo. USD LIBOR x 0.670 + 1.100%)	1.162%	7/1/22	5,000,000	5,003,194	(a)(b)
Washington State Motor Vehicle Fuel Tax, GO, Series R-2012D, Refunding	4.000%	7/1/27	170,000	173,753

Total Washington				23,764,721

TOTAL MUNICIPAL BONDS (Cost - $826,569,662)				837,963,369

COLLATERALIZED MORTGAGE OBLIGATIONS(G) - 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1, Step bond	1.600%	8/15/51	2,900,786	2,917,241
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2, Step bond	1.600%	8/15/51	1,740,471	1,750,064

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,641,258)				4,667,305

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $831,210,920)				842,630,674

SHORT-TERM INVESTMENTS - 2.5%
MUNICIPAL BONDS - 2.5%
Alabama - 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.020%	7/15/32	100,000	100,000	(h)(i)

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - 0.0%††
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	$100,000	$100,000	(h)(i)

California - 0.1%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.060%	5/1/30	500,000	500,000	(c)(h)(i)

Florida - 0.0%††
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.050%	5/1/24	100,000	100,000	(c)(h)(i)

Maryland - 0.1%
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.030%	7/1/41	1,300,000	1,300,000	(h)(i)

Minnesota - 0.1%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/15/48	600,000	600,000	(h)(i)

Mississippi - 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series G	0.020%	11/1/35	975,000	975,000	(h)(i)
Chevron USA Inc. Project, Series H	0.020%	11/1/35	500,000	500,000	(h)(i)
Chevron USA Inc. Project, Series K	0.020%	11/1/35	400,000	400,000	(h)(i)
Chevron USA Inc. Project, Series L	0.020%	11/1/35	900,000	900,000	(h)(i)

Total Mississippi				2,775,000

Missouri - 0.0%††
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2, Remarketing, LOC - Wells Fargo Bank N.A.	0.020%	10/1/35	270,000	270,000	(h)(i)

New Jersey - 0.2%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 1, Remarketing, LOC - JPMorgan Chase & Co.	0.050%	4/1/36	400,000	400,000	(c)(h)(i)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	17

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.040%	7/1/33	$900,000	$900,000	(h)(i)
Series D, LOC - TD Bank N.A.	0.040%	7/1/43	500,000	500,000	(h)(i)

Total New Jersey				1,800,000

New York - 0.4%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.040%	4/1/42	300,000	300,000	(h)(i)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.050%	1/1/37	300,000	300,000	(c)(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	0.030%	6/15/43	600,000	600,000	(h)(i)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	0.030%	11/1/29	1,255,000	1,255,000	(h)(i)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.050%	7/1/32	600,000	600,000	(h)(i)
New York State HFA Revenue, 363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.070%	11/1/32	300,000	300,000	(c)(h)(i)

Total New York				3,355,000

Ohio - 0.0%††
Ohio State, GO, Common Schools, Series C	0.040%	6/15/26	100,000	100,000	(h)(i)

Pennsylvania - 0.1%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	0.050%	11/1/55	1,000,000	1,000,000	(h)(i)

South Carolina - 0.1%
South Carolina State Jobs EDA Industrial Revenue, South Carolina Generating Co., Inc. Project, LOC - TD Bank N.A.	0.080%	12/1/38	600,000	600,000	(c)(h)(i)

Texas - 1.0%
Harris County, TX, Industrial Development Corp. Project, Solid Waste Disposal Revenue, ExxonMobil Project	0.050%	4/1/32	7,900,000	7,900,000	(c)(h)(i)

See Notes to Schedule of Investments.

18	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A2, Refunding	0.020%	8/1/22	$250,000	$250,000	(h)(i)
ExxonMobil Corp., Series B, Refunding	0.040%	11/1/29	100,000	100,000	(c)(h)(i)

Total Texas				8,250,000

Wisconsin - 0.1%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.040%	4/1/48	500,000	500,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,350,000)				21,350,000

TOTAL INVESTMENTS - 100.7% (Cost - $852,560,920)				863,980,674
Liabilities in Excess of Other Assets - (0.7)%				(5,622,369)

TOTAL NET ASSETS - 100.0%				$858,358,305

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	19

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

21

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$837,963,369	—	$837,963,369
Collateralized Mortgage Obligations	—	4,667,305	—	4,667,305

Total Long-Term Investments	—	842,630,674	—	842,630,674

Short-Term Investments†	—	21,350,000	—	21,350,000

Total Investments	—	$863,980,674	—	$863,980,674

†	See Schedule of Investments for additional detailed categorizations.

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